Income Taxes - Summary of Reconciliation of Effective Tax rate and Statutory Income Tax rate (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Income Tax Disclosure [Abstract]
Loss before income tax	¥ (407,235)	$ (62,412)	¥ (169,156)	¥ (177,497)
Income tax benefits computed at PRC statutory rate (25%)	(101,809)	(15,603)	(42,289)	(44,374)
Effect of tax rate differential	10,375	1,590	10,474	5,052
Research and development super-deduction	(6,011)	(921)	(4,712)	(1,821)
Non-deductible expenses	54,255	8,315	10,629	5,394
Non-taxable income	(872)	(134)	(1,412)	(212)
Changes in valuation allowance	44,062	6,753	27,310	35,961
Income tax expenses	¥ 0	$ 0	¥ 0	¥ 0